Statements of Consolidated Cash Flows (USD $) In Thousands	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Cash Flows from Operating Activities
Net income	$ 96,759	$ 65,903	$ 42,260
Adjustments to reconcile net income to net cash provided by operating activities:
Goodwill Impairment			36,605
Deferred income taxes	4,784	2,408	(16,648)
Depreciation and amortization of property	11,234	11,465	12,736
Amortization of intangibles	11,382	10,151	9,655
Provision for losses on accounts receivable	2,029	2,508	4,540
Amortization of stock options and appreciation rights	2,473	3,020	3,702
Unrealized foreign exchange transaction (gains) losses		(4)	806
Other share-based compensation expense	3,379	2,361	800
Gain on sale of property	(765)	(198)	(320)
Changes in assets and liabilities, net of acquisitions:
Accounts receivable	(36,271)	(48,578)	63,929
Inventories	(21,197)	83,497	(20,581)
Other operating assets	(11,185)	17,408	6,858
Accounts payable	12,926	13,566	(38,124)
Other operating liabilities	1,294	20,817	(24,918)
Net Cash provided by Operating Activities	76,842	184,324	81,300
Cash Flows from Investing Activities
Property purchases	(20,431)	(7,216)	(6,988)
Proceeds from property sales	1,326	532	757
Net cash paid for acquisition of businesses, net of cash acquired of $ 168 and $185 in 2011 and 2009, respectively	(30,504)	(100)	(172,199)
Other	1,722
Net Cash used in Investing Activities	(47,887)	(6,784)	(178,430)
Cash Flows from Financing Activities
Net short-term (repayments) borrowings under revolving credit facility		(5,000)	5,000
(Repayments) borrowings under revolving credit facility originally classified as long-term	(50,000)		50,000
Long-term debt repayment	(25,000)
Settlements of cross-currency swap agreements	(12,752)
Purchases of treasury shares	(6,085)	(3,929)	(1,210)
Dividends paid	(29,751)	(25,416)	(25,378)
Excess tax benefits from share-based compensation	6,404	2,492	802
Exercise of stock options and appreciation rights	661	1,339	408
Other			(1,120)
Net Cash (used in) provided by Financing Activities	(116,523)	(30,514)	28,502
Effect of Exchange Rate Changes on Cash	2,883	1,109	(5,560)
(Decrease) increase in cash and cash equivalents	(84,685)	148,135	(74,188)
Cash and cash equivalents at beginning of year	175,777	27,642	101,830
Cash and Cash Equivalents at End of Year	91,092	175,777	27,642
Cash paid during the year for:
Income taxes	47,251	31,179	43,081
Interest	$ 2,248	$ 5,195	$ 5,265